Intangible assets	12 Months Ended
Jun. 30, 2026
Intangible assets
Intangible assets

9.Intangible assets

Prospecting and
exploration rights
US$’000
As at 01 July 2024	9,280
Additions	8,103
Effect of foreign exchange	523
Balance at 30 June 2025	17,906

Additions	28,220
Less award funding received	(4,049)
Reclassification	(725)
Effect of foreign exchange	(330)
Balance at 30 June 2026	41,022

			Pilot
	Pilot		Mountain			Kibby		White
	Mountain	Tempiute	North	Garfield	Stonewall	Basin	Golconda	Elephant	Cinch	Website	Total
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
As at 1 July 2024	8,664	—	—	329	51	25	207	—	—	4	9,280
Additions	7,631	291	—	95	5	12	69	—	—	—	8,103
Effect of foreign exchange	470	—	—	28	4	2	18	—	—	1	523
Balance at 30 June 2025	16,765	291	—	452	60	39	294	—	—	5	17,906

As at 1 July 2025	16,765	291	—	452	60	39	294	—	—	5	17,906
Additions	18,862	8,992	113	134	4	11	73	15	16	—	28,220
Less award funding received	(4,049)	—	—	—	—	—	—	—	—	—	(4,049)
Reclassification	(400)	(325)	—	—	—	—	—	—	—	—	(725)
Effect of foreign exchange	(297)	(5)	—	(15)	(2)	(1)	(10)	—	—	—	(330)
Balance at 30 June 2026	30,881	8,953	113	571	62	49	357	15	16	5	41,022

Intangible assets relate to exploration and evaluation project costs capitalised as of 30 June 2026. Additions to project costs during the year ended 30 June 2026 were in relation to projects in Nevada, USA. The exploration projects comprise of the Pilot Mountain Project, Tempiute Project, Garfield Project, Golconda Summit Project, Pilot Mountain North Project, Stonewall Project, Kibby Basin Project, White Elephant Project and Cinch Project. The Group is the operator of the Tempiute Project and Golconda Summit Project, both of these are held under an earn-in right from the mineral claim owner under an option agreement.

The Projects are at varying stages, from mineral resources growth and engineering stage through to early exploration stage. Each project consists of claims (including lode, millsite and placer) located on land managed by the United States Bureau of Land Management (“BLM”) while Tempiute is located predominantly on patented mining claims. Mineral exploration is focused on tungsten mainly at the Pilot Mountain and Tempiute projects, while other projects contain a variety of metals including tungsten, gold, copper, lithium, silver, and zinc.

A particular focus during the year was the advancement of Pilot Mountain from a principally exploration and resource-definition asset towards a defined development project capable of becoming an operating tungsten mine. The recently completed Pilot Mountain Pre-Feasibility Study, delivered on time and within budget, represents a key technical and economic milestone for the Group and provides the basis for the next phase of work, including detailed engineering, permitting, project financing and commercial planning. The study also supports the Group’s broader objective of establishing a secure, domestic U.S. tungsten supply chain and progressing Pilot Mountain towards potential production, subject to the required approvals, financing and final investment decisions. Costs supporting the project in general as well as the Pre-Feasibility study were capitalized into the project’s intangible asset.

Although the results of the Pilot Mountain Pre-Feasibility study were positive and robust, the Group concluded that technical feasibility and commercial viability were not yet demonstrable on 30 June 2026 because of key activities including permitting, detailed engineering, project financing and final investment approvals. Accordingly, Pilot Mountain continued to be classified as an exploration and evaluation asset under IFRS 6. Management also assessed the asset for indicators of impairment and concluded that no impairment was required.

9.Intangible assets (continued)

Tempiute is a past-producing U.S. tungsten mine located predominantly on patented mining claims, with existing district infrastructure and significant exploration potential. Since securing the option, Guardian has advanced a drilling program that began early fiscal year 2026 and has continued to position the asset as a complementary component of a Nevada-based tungsten production hub. The purchase of water rights during fiscal 2026, together with existing power infrastructure in the district, has the potential to support future development and further strengthen Tempiute’s strategic value alongside Pilot Mountain. The combination of historical production, existing infrastructure, and new exploration potential establishes Tempiute as a highly complementary asset to Pilot Mountain, further strengthening Guardian’s ability to deliver scale within a Nevada-based tungsten production hub.

Guardian focussed its efforts on both Pilot Mountain and Tempiute during the fiscal year. Beyond additional claim staking and rock chip analysis, no substantive work was complete on the other projects during this fiscal year period